                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09709

                      Highland Floating Rate Advantage Fund
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 972-628-4100

                       Date of fiscal year end: August 31

             Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006


                                                                                       WHO
                                                                                     PROPOSED
   ISSUER OF    EXCHANGE              SHAREHOLDER                                    MATTER:
   PORTFOLIO     TICKER                 MEETING                                      ISSUER /
   SECURITY      SYMBOL     CUSIP#       DATE        SUMMARY OF MATTER VOTED ON    SHAREHOLDER
--------------  --------  ---------  ------------  ------------------------------  -----------
Leap Wireless     LEAP    521863308  May 18, 2006  1. Election of Directors        1. Mgmt
International,                                          1.   James D. Dondero
Inc.                                                    2.   John D. Harkey Jr
                                                        3.   S. Douglas Hutcheson
                                                        4.   Robert V. Lapenta
                                                        5.   Mark H. Rachesky
                                                        6.   Michael B. Targoff

                                                   2. To Ratify the Selection      2. Mgmt
                                                   of PricewaterhouseCoopers LLP
                                                   as the independent registered
                                                   public accounting firm for the
                                                   fiscal year ending December
                                                   31, 2006.

Leap Wireless     LEAP    521863308    September   1. Election of Directors        1. Mgmt
International,                         15, 2005         1.   James D. Dondero
Inc.                                                    2.   John D. Harkey Jr
                                                        3.   S. Douglas Hutcheson
                                                        4.   Robert V. Lapenta
                                                        5.   Mark H. Rachesky
                                                        6.   Michael B. Targoff

                                                   2. To approve the Leap          2. Mgmt
                                                   Wireless International, Inc.
                                                   employee stock purchase plan.

Mirant            MIR     60467R100   May 9, 2006  1. Election of Directors        1. Mgmt
Corporation                                             1.   Thomas W. Cason
                                                        2.   A.D. (Pete) Correll
                                                        3.   Terry G. Dallas
                                                        4.   Thomas H. Johnson
                                                        5.   John T. Miller
                                                        6.   Edward R. Muller
                                                        7.   Robert C. Murray
                                                        8.   John M. Quain
                                                        9.   William L. Thacker

                                                   2. Ratification of Appointment
                                                   of KPMG LLP as Independent
                                                   Auditor for 2006                2. Mgmt

Sun Healthcare    SUNH    866933401   October 31,  On the proposal to approve the  Mgmt
Group, Inc.                              2005      issuance of up to 8,975,724
                                                   shares of the common stock of
                                                   the company in connection with
                                                   the proposed acquisition of
                                                   Peak Medical Corporation.

                              FUND'S VOTE FOR OR
                               AGAINST PROPOSAL,
                              OR ABSTAIN; FOR OR
   ISSUER OF    WHETHER FUND  WITHHOLD REGARDING  WHETHER VOTE WAS
   PORTFOLIO    CAST VOTE ON      ELECTION OF      FOR OR AGAINST
   SECURITY        MATTER          DIRECTORS         MANAGEMENT
--------------  ------------  ------------------  ----------------
Leap Wireless   1. No         N/A                 N/A
International,
Inc.





                2. No






Leap Wireless   1. Yes        1. For              1. For
International,                      1. For              1. For
Inc.                                2. For              2. For
                                    3. For              3. For
                                    4. For              4. For
                                    5. For              5. For
                                    6. For              6. For

                2. Yes        2. For              2. For



Mirant          1. No                 N/A                 N/A
Corporation











                2. Mgmt

Sun Healthcare  No                    N/A                 N/A
Group, Inc.




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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Highland Floating Rate Advantage Fund


By (Signature and Title)* /s/ James D. Dondero
                          ------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (Principal Executive Officer)

Date August 25, 2006

* Print the name and title of each signing officer under his or her signature.